Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Payables And Accruals [Abstract]
Accrued expenses	$ 2,241,659	$ 2,587,698
Other tax payable	997,001	2,189,302
Land use right payable - operating lease	784,400	793,301
Other payables for procuring materials for customers	5,194,086
Other payable	426,492	1,067,550
Other accrued liabilities	$ 9,643,638	$ 6,637,851